Earn-Out Liability (ADG Acquisition) - Summary of Earn-Out Liability (Detail) - Earn-out liability [Member] - ADG [Member] - USD ($)	Dec. 31, 2020	Nov. 30, 2020	Dec. 31, 2019
Business Acquisition, Contingent Consideration [Line Items]
ADG Acquisition – earn-out	$ 4,688,553	$ 9,400,000	$ 14,834,067
Less: Current portion of ADG Acquisition – earn-out	(4,688,553)		(7,529,962)
Non-current portion of ADG Acquisition – earn-out	$ 0		$ 7,304,105